EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2022 and June 30, 2021:

(in thousands of $)	2022	2021
Net income attributable to the Company	78,245	2,264

(in thousands)	2022	2021
Weighted average number of shares	205,257	197,692
Dilutive effect of share options	—	106
Denominator for diluted earnings per share	205,257	197,798

	2022	2021
Cash dividends per share declared	—	—